Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Billions	1 Months Ended	3 Months Ended
	Oct. 31, 2021 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab	$ 11,112	$ 11,186
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	13.41%	13.39%
Fair value of outstanding shares	$ 26,000	$ 28,000		$ 22	$ 21
Closing price of shares | $ / shares				$ 87.70	$ 82.03
Percentage of voting common shares		9.90%
Investment in Schwab	$ 11,100	$ 11,200
Share of net income from investment in Schwab		$ 231	$ 169